Acquisition and Disposition of Real Estate	12 Months Ended
Dec. 31, 2020
Real Estate [Abstract]
Acquisition and Disposition of Real Estate	Acquisition and Disposition of Real Estate
Acquisitions

During the year ended December 31, 2020, the Company acquired 124 properties for a total purchase price of $408.6 million, inclusive of $4.7 million of capitalized acquisition costs.

For the period from December 23, 2019 to December 31, 2019, the Company acquired one property for a total purchase price of $1.1 million, inclusive of less than $0.1 million of capitalized acquisition costs.

For the period from January 1, 2019 to December 22, 2019, the Company acquired one property for a total purchase price of $1.2 million, inclusive of less than $0.1 million of capitalized acquisition costs.
The acquisitions were all accounted for as asset acquisitions. An allocation of the purchase price and acquisition costs paid for the completed acquisitions is as follows (in thousands):

	Successor		Predecessor
	Year Ended December 31,	For the Period from December 23 to December 31,	For the Period from January 1 to December 22,
	2020	2019
Land	$124,998	$252	$80
Buildings	205,157	745	728
Site improvements	27,571	50	192
Tenant improvements	7,066	—	78
In-place lease intangible assets	53,743	98	154
Above-market lease intangible assets	5,673	—	—
Construction-in-progress assets	270	—	—
Fuel equipment	156	—	—
	424,634	1,145	1,232
Liabilities assumed			—
Below-market lease intangible liabilities	(14,157)	(33)	—
Accounts payable, accrued expense and other liabilities	(1,893)	—	—
Purchase price (including acquisition costs)	$408,584	$1,112	$1,232

On December 23, 2019, the Company contributed the proceeds of the Private Offering to the Operating Partnership, and the Operating Partnership acquired the Predecessor for a combination of OP Units and $256.3 million in cash. The Operating Partnership issued 8,860,760 Class A OP Units to the Company for its contribution and 4,449,019 OP Units (3,652,149 Class A and 796,870 Class B) to the Predecessor's owners for the acquisition. The acquisition was accounted for as an asset acquisition and included $0.5 million of acquisition fees incurred in connection with the acquisition. An allocation of the purchase price and acquisition costs paid for the completed acquisition is as follows (in thousands):

December 23, 2019
Land	$83,744
Buildings	125,140
Site improvements	8,152
Tenant improvements	5,969
In-place lease intangible assets	20,665
Above-market lease intangible assets	7,286
Properties held for sale	8,343
Other assets	3,486
262,785
Liabilities assumed
Below-market lease intangible liabilities	(4,649)
Other liabilities	(1,851)
Purchase price (including acquisition costs)	$256,285

Dispositions

During the year ended December 31, 2020, the Company sold 15 properties for a total sales price, net of disposal costs, of $48.1 million, recognizing a gain on sale of $6.2 million.

For the period from December 23, 2019 to December 31, 2019, the Company had no dispositions.

For the period from January 1, 2019 to December 22, 2019, the Company sold 30 properties for a total sales price, net of disposal costs, of $77.6 million, recognizing a gain on sale of $5.6 million.
During 2019, the Company entered into an agreement to sell one property to a third-party and received a nonrefundable $0.3 million earnest money deposit which, upon the third-party’s failure to perform under the purchase and sale agreement in the first quarter of 2020, was recognized as a gain.